COMMITMENTS - Summary of Contractual Commitments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual commitments disclosure [line items]
Total	R$ 761,308	R$ 1,323,032
Less than one year [member]
Contractual commitments disclosure [line items]
Total	273,548	614,075
One to five years [member]
Contractual commitments disclosure [line items]
Total	486,961	659,626
Over five years [member]
Contractual commitments disclosure [line items]
Total	R$ 799	R$ 49,331